Accumulated other comprehensive income/(loss) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Jan. 01, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 154	$ 6,959	$ 3,035	$ 10,063
Other comprehensive (loss)/income	(7)	0	(6)	5
Ending balance	3,035	154	1,793	6,959
Other comprehensive income, tax	$ 0	1	$ 0
Tax rate in Norway (as percent)	23.00%		22.00%
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 0	58	$ (7)	53
Reset accumulated other comprehensive (loss)/income		(27)
Beginning balance, adjusted					$ 27
Other comprehensive (loss)/income	(7)		(6)	5
Ending balance	(7)	0	(13)	58
Unrealized gain on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	31	0
Beginning balance, adjusted					0
Ending balance	0	0	0	31
Unrealized gain on foreign exchange
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	36	0
Reset accumulated other comprehensive (loss)/income		(36)
Beginning balance, adjusted					36
Ending balance	0	0	0	36
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(26)	1
Reset accumulated other comprehensive (loss)/income		26
Beginning balance, adjusted					(26)
Other comprehensive (loss)/income	1		(1)
Ending balance	1	0	0	(26)
Share in unrealized gains from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	15	(5)
Reset accumulated other comprehensive (loss)/income		(15)
Beginning balance, adjusted					15
Other comprehensive (loss)/income	(5)		(8)
Ending balance	(5)	0	(13)	15
Change in unrealized gain on interest rate swaps in VIEs
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	2	0
Reset accumulated other comprehensive (loss)/income		(2)
Beginning balance, adjusted					2
Ending balance	0	0	0	2
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	(3)
Beginning balance, adjusted					0
Other comprehensive (loss)/income	(3)		3
Ending balance	$ (3)	$ 0	$ 0	$ 0
ASU 2016-01 - Financial Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adoption of accounting standard update					0
ASU 2016-01 - Financial Instruments | Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adoption of accounting standard update					(31)
ASU 2016-01 - Financial Instruments | Unrealized gain on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adoption of accounting standard update					$ 31